Stock Options (Details Textual) - USD ($)	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options For Services And Contractual Obligations Associated With The Conversion Of Senior Convertible Notes Shares	2,945,000	1,145,000
Stock Options For Services And Contractual Obligations Associated With The Conversion Of Senior Convertible Notes Value	$ 4,657,850	$ 1,305,565
Stock Options To Officers Shares	500,000	9,000,000
Stock Options To Officers Value	$ 731,659	$ 622,045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,445,000	10,145,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	85,000	1,045,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	3,360,000	9,883,470
Stock Issued During Period, Value, Stock Options Exercised		$ 3,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		25,000